Commitments and Contingencies - Schedule of Non-Cancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 965
2015	753
2016	666
2017	606
2018 and beyond	822
Total minimum payments required	$ 3,812